Investment Portfolioas of November 30, 2024 (Unaudited)
DWS Equity Sector Strategy Fund
	Shares	Value ($)

Common Stocks 92.6%
Communication Services 9.3%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	9,139	211,659
Verizon Communications, Inc.	3,544	157,141
		368,800
Entertainment 1.7%
Electronic Arts, Inc.	595	97,384
Netflix, Inc.*	1,052	932,924
Walt Disney Co.	4,154	487,970
		1,518,278
Interactive Media & Services 6.8%
Alphabet, Inc. "A"	12,019	2,030,610
Alphabet, Inc. "C"	10,297	1,755,536
Match Group, Inc.*	778	25,472
Meta Platforms, Inc. "A"	3,745	2,150,828
		5,962,446
Media 0.1%
Comcast Corp. "A"	1,500	64,785
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.	975	240,766
Consumer Discretionary 6.2%
Automobile Components 0.2%
Aptiv PLC*	2,868	159,260
BorgWarner, Inc.	2,259	77,529
		236,789
Broadline Retail 3.8%
Amazon.com, Inc.*	16,198	3,367,402
Hotels, Restaurants & Leisure 1.1%
Booking Holdings, Inc.	55	286,109
Domino's Pizza, Inc.	120	57,143
Expedia Group, Inc.*	400	73,848
McDonald's Corp.	1,348	399,021
MGM Resorts International*	1,061	40,679
Starbucks Corp.	1,072	109,837
		966,637
Household Durables 0.2%
D.R. Horton, Inc.	500	84,390
Lennar Corp. "A"	400	69,756
		154,146
Specialty Retail 0.5%
Home Depot, Inc.	969	415,827

Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica, Inc.*	500	160,330
NIKE, Inc. "B"	2,100	165,417
		325,747
Consumer Staples 5.0%
Beverages 1.5%
Brown-Forman Corp. "B"	600	25,248
Coca-Cola Co.	7,684	492,391
Constellation Brands, Inc. "A"	420	101,199
Keurig Dr Pepper, Inc.	2,391	78,066
Molson Coors Beverage Co. "B"	715	44,373
Monster Beverage Corp.*	2,073	114,284
PepsiCo, Inc.	2,846	465,179
		1,320,740
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	735	714,332
Kroger Co.	1,260	76,961
Sysco Corp.	1,551	119,597
Target Corp.	1,000	132,310
Walmart, Inc.	7,232	668,960
		1,712,160
Food Products 0.4%
General Mills, Inc.	1,100	72,886
Lamb Weston Holdings, Inc.	300	23,172
McCormick & Co., Inc.	500	39,205
Mondelez International, Inc. "A"	2,250	146,137
The Hershey Co.	350	61,646
		343,046
Household Products 1.1%
Church & Dwight Co., Inc.	452	49,779
Colgate-Palmolive Co.	820	79,237
Kimberly-Clark Corp.	695	96,848
Procter & Gamble Co.	4,042	724,569
		950,433
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	466	33,608
Kenvue, Inc.	3,400	81,872
		115,480
Energy 1.5%
Energy Equipment & Services 1.2%
Baker Hughes Co.	7,613	334,591
Halliburton Co.	7,228	230,284
Schlumberger NV	11,270	495,204
		1,060,079
Oil, Gas & Consumable Fuels 0.3%
Marathon Petroleum Corp.	600	93,690
Phillips 66	700	93,786
Valero Energy Corp.	500	69,540
		257,016

Financials 16.0%
Banks 4.8%
Bank of America Corp.	16,665	791,754
Citigroup, Inc.	6,306	446,906
Citizens Financial Group, Inc.	850	40,919
Fifth Third Bancorp.	1,300	62,478
Huntington Bancshares, Inc.	2,500	45,025
JPMorgan Chase & Co.	5,931	1,481,090
KeyCorp.	1,800	35,064
M&T Bank Corp.	368	80,956
PNC Financial Services Group, Inc.	881	189,168
Regions Financial Corp.	1,600	43,616
Truist Financial Corp.	3,575	170,456
U.S. Bancorp.	4,240	225,950
Wells Fargo & Co.	8,053	613,397
		4,226,779
Capital Markets 2.9%
Ameriprise Financial, Inc.	200	114,794
Bank of New York Mellon Corp.	1,500	122,805
Blackrock, Inc.	280	286,384
Cboe Global Markets, Inc.	200	43,170
Charles Schwab Corp.	2,850	235,866
CME Group, Inc.	600	142,800
Intercontinental Exchange, Inc.	1,300	209,248
Invesco Ltd.	2,100	37,989
Moody's Corp.	300	149,994
Morgan Stanley	2,450	322,444
MSCI, Inc.	154	93,883
Nasdaq, Inc.	700	58,093
Northern Trust Corp.	650	72,254
Raymond James Financial, Inc.	500	84,640
S&P Global, Inc.	300	156,753
State Street Corp.	650	64,032
T. Rowe Price Group, Inc.	600	74,304
The Goldman Sachs Group, Inc.	420	255,599
		2,525,052
Consumer Finance 0.1%
American Express Co.	340	103,591
Financial Services 4.1%
Berkshire Hathaway, Inc. "B"*	2,986	1,442,298
Fidelity National Information Services, Inc.	1,185	101,081
Fiserv, Inc.*	1,147	253,441
Global Payments, Inc.	439	52,224
Jack Henry & Associates, Inc.	180	31,712
Mastercard, Inc. "A"	1,410	751,445
PayPal Holdings, Inc.*	2,083	180,742
Visa, Inc. "A"	2,630	828,660
		3,641,603
Insurance 4.1%
Aflac, Inc.	1,805	205,770
Allstate Corp.	831	172,341
American International Group, Inc.	2,532	194,660
Aon PLC "A"	686	268,597
Arch Capital Group Ltd.	757	76,245
Arthur J. Gallagher & Co.	632	197,336

Assurant, Inc.	171	38,834
Brown & Brown, Inc.	675	76,343
Chubb Ltd.	1,307	377,370
Cincinnati Financial Corp.	465	74,321
Everest Group Ltd.	120	46,507
Globe Life, Inc.	264	29,367
Hartford Financial Services Group, Inc.	1,027	126,639
Loews Corp.	580	50,303
Marsh & McLennan Companies, Inc.	1,540	359,174
MetLife, Inc.	2,186	192,871
Principal Financial Group, Inc.	807	70,282
Progressive Corp.	1,781	478,875
Prudential Financial, Inc.	1,427	184,668
Travelers Companies, Inc.	813	216,291
W.R. Berkley Corp.	907	58,547
Willis Towers Watson PLC	329	105,938
		3,601,279
Health Care 14.6%
Biotechnology 3.0%
AbbVie, Inc.	4,882	893,064
Amgen, Inc.	1,808	511,429
Biogen, Inc.*	782	125,613
Gilead Sciences, Inc.	4,654	430,867
Incyte Corp.*	601	44,829
Moderna, Inc.*	903	38,883
Regeneron Pharmaceuticals, Inc.*	329	246,822
Vertex Pharmaceuticals, Inc.*	812	380,122
		2,671,629
Health Care Equipment & Supplies 4.5%
Abbott Laboratories	5,772	685,540
Align Technology, Inc.*	287	66,805
Baxter International, Inc.	1,546	52,116
Becton Dickinson & Co.	1,289	286,029
Boston Scientific Corp.*	5,109	463,182
Dexcom, Inc.*	1,340	104,507
Edwards Lifesciences Corp.*	2,042	145,697
GE HealthCare Technologies, Inc.	1,238	103,026
Hologic, Inc.*	861	68,449
IDEXX Laboratories, Inc.*	237	99,955
Insulet Corp.*	170	45,353
Intuitive Surgical, Inc.*	1,006	545,252
Medtronic PLC	4,746	410,719
ResMed, Inc.	472	117,537
STERIS PLC	285	62,432
Stryker Corp.	1,107	434,110
The Cooper Companies, Inc.*	680	71,033
Zimmer Biomet Holdings, Inc.	1,519	170,280
		3,932,022
Health Care Providers & Services 2.0%
Centene Corp.*	1,023	61,380
Cigna Group	528	178,358
CVS Health Corp.	2,373	142,024
Elevance Health, Inc.	411	167,261
HCA Healthcare, Inc.	334	109,291
Humana, Inc.	205	60,758
Labcorp Holdings, Inc.	250	60,290

McKesson Corp.	195	122,558
UnitedHealth Group, Inc.	1,480	903,096
		1,805,016
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	200	27,594
Danaher Corp.	400	95,876
Thermo Fisher Scientific, Inc.	200	105,926
		229,396
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	8,129	481,399
Catalent, Inc.*	529	32,327
Eli Lilly & Co.	1,668	1,326,644
Johnson & Johnson	6,412	993,924
Merck & Co., Inc.	6,869	698,165
Pfizer, Inc.	16,820	440,852
Viatris, Inc.	3,288	43,040
Zoetis, Inc.	1,324	232,031
		4,248,382
Industrials 7.8%
Aerospace & Defense 3.0%
Axon Enterprise, Inc.*	125	80,870
Boeing Co.*	1,052	163,523
GE Aerospace	1,461	266,136
General Dynamics Corp.	1,025	291,110
Howmet Aerospace, Inc.	818	96,835
Huntington Ingalls Industries, Inc.	220	43,542
L3Harris Technologies, Inc.	779	191,829
Lockheed Martin Corp.	721	381,705
Northrop Grumman Corp.	547	267,839
RTX Corp.	5,344	651,059
Textron, Inc.	738	63,195
TransDigm Group, Inc.	125	156,621
		2,654,264
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc.	300	36,492
FedEx Corp.	450	136,202
United Parcel Service, Inc. "B"	950	128,934
		301,628
Electrical Equipment 1.7%
AMETEK, Inc.	987	191,853
Eaton Corp. PLC	1,471	552,243
Emerson Electric Co.	2,572	341,047
GE Vernova, Inc.*	221	73,841
Generac Holdings, Inc.*	272	51,190
Hubbell, Inc.	300	138,027
Rockwell Automation, Inc.	568	167,640
		1,515,841
Ground Transportation 0.3%
Uber Technologies, Inc.*	1,800	129,528
Union Pacific Corp.	500	122,330
		251,858

Industrial Conglomerates 0.4%
3M Co.	400	53,412
Honeywell International, Inc.	1,254	292,094
		345,506
Machinery 1.9%
Caterpillar, Inc.	918	372,809
Cummins, Inc.	310	116,262
Deere & Co.	438	204,064
Dover Corp.	250	51,475
Fortive Corp.	1,100	87,263
Illinois Tool Works, Inc.	495	137,372
Ingersoll Rand, Inc.	800	83,336
Otis Worldwide Corp.	700	72,086
PACCAR, Inc.	700	81,900
Parker-Hannifin Corp.	285	200,327
Pentair PLC	604	65,830
Snap-on, Inc.	100	36,969
Westinghouse Air Brake Technologies Corp.	329	66,004
Xylem, Inc.	500	63,375
		1,639,072
Passenger Airlines 0.2%
Delta Air Lines, Inc.	1,058	67,521
Southwest Airlines Co.	1,000	32,360
United Airlines Holdings, Inc.*	577	55,871
		155,752
Information Technology 26.0%
Communications Equipment 0.6%
Cisco Systems, Inc.	5,881	348,214
Motorola Solutions, Inc.	297	148,411
		496,625
IT Services 1.7%
Accenture PLC "A"	1,775	643,207
Akamai Technologies, Inc.*	500	47,010
Cognizant Technology Solutions Corp. "A"	1,611	129,669
EPAM Systems, Inc.*	161	39,271
International Business Machines Corp.	2,602	591,721
VeriSign, Inc.*	380	71,129
		1,522,007
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc.*	3,548	486,697
Analog Devices, Inc.	476	103,792
Applied Materials, Inc.	1,807	315,701
Broadcom, Inc.	4,070	659,665
Intel Corp.	8,300	199,615
KLA Corp.	289	186,992
Lam Research Corp.	2,960	218,685
Micron Technology, Inc.	3,000	293,850
NVIDIA Corp.	19,210	2,655,782
QUALCOMM, Inc.	2,591	410,751
		5,531,530
Software 10.5%
Adobe, Inc.*	1,006	519,026
Autodesk, Inc.*	509	148,577
Cadence Design Systems, Inc.*	493	151,257
Crowdstrike Holdings, Inc. "A"*	300	103,791

Fortinet, Inc.*	500	47,525
Intuit, Inc.	514	329,849
Microsoft Corp.	13,373	5,662,931
Oracle Corp.	2,985	551,747
Palo Alto Networks, Inc.*	300	116,346
Roper Technologies, Inc.	329	186,359
Salesforce, Inc.	2,384	786,696
ServiceNow, Inc.*	438	459,655
Synopsys, Inc.*	338	188,770
		9,252,529
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	24,019	5,700,429
Dell Technologies, Inc. "C"	600	76,554
Hewlett Packard Enterprise Co.	2,300	48,806
HP, Inc.	1,500	53,145
NetApp, Inc.	650	79,716
Seagate Technology Holdings PLC	600	60,798
Western Digital Corp.*	800	58,392
		6,077,840
Materials 1.4%
Chemicals 1.2%
Air Products & Chemicals, Inc.	473	158,138
Celanese Corp.	200	14,642
Corteva, Inc.	1,591	99,024
DuPont de Nemours, Inc.	723	60,436
Ecolab, Inc.	548	136,326
Linde PLC	755	348,047
PPG Industries, Inc.	740	92,034
Sherwin-Williams Co.	250	99,350
The Mosaic Co.	1,511	39,981
		1,047,978
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	2,200	97,240
Newmont Corp.	2,126	89,164
		186,404
Real Estate 1.3%
Industrial REITs 0.3%
Prologis, Inc.	1,850	216,043
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	900	125,991
Specialized REITs 0.9%
American Tower Corp.	1,042	217,778
Crown Castle, Inc.	1,031	109,544
Digital Realty Trust, Inc.	600	117,414
Equinix, Inc.	181	177,648
Public Storage	100	34,805
SBA Communications Corp.	249	56,336
VICI Properties, Inc.	1,757	57,296
		770,821

Utilities 3.5%
Electric Utilities 2.6%
Alliant Energy Corp.	695	43,924
American Electric Power Co., Inc.	1,724	172,159
Constellation Energy Corp.	525	134,694
Duke Energy Corp.	2,438	285,368
Edison International	1,092	95,823
Entergy Corp.	800	124,936
Evergy, Inc.	626	40,458
Eversource Energy	1,002	64,619
Exelon Corp.	3,387	133,990
FirstEnergy Corp.	1,649	70,165
NextEra Energy, Inc.	5,726	450,464
NRG Energy, Inc.	653	66,351
PG&E Corp.	5,300	114,639
PPL Corp.	2,137	74,645
Southern Co.	3,435	306,162
Xcel Energy, Inc.	1,932	140,186
		2,318,583
Gas Utilities 0.1%
Atmos Energy Corp.	321	48,574
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	3,169	41,324
Multi-Utilities 0.7%
Ameren Corp.	680	64,185
CenterPoint Energy, Inc.	1,200	39,144
CMS Energy Corp.	1,000	69,710
Dominion Energy, Inc.	3,050	179,188
DTE Energy Co.	500	62,890
Public Service Enterprise Group, Inc.	350	33,005
Sempra	2,150	201,390
		649,512
Total Common Stocks (Cost $59,073,217)		81,515,008

Exchange-Traded Funds 2.8%
Energy Select Sector SPDR Fund (Cost $1,787,872)	25,522	2,438,117

Cash Equivalents 4.6%
DWS Central Cash Management Government Fund, 4.67% (a) (Cost $4,017,297)	4,017,297	4,017,297

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $64,878,386)	100.0	87,970,422
Other Assets and Liabilities, Net	0.0	19,270
Net Assets	100.0	87,989,692
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.53% (a) (b)
—	0 (c)	—	—	—	1	—	—	—
Cash Equivalents 4.6%
DWS Central Cash Management Government Fund, 4.67% (a)
6,338,919	3,528,699	5,850,321	—	—	71,523	—	4,017,297	4,017,297
6,338,919	3,528,699	5,850,321	—	—	71,524	—	4,017,297	4,017,297

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$81,515,008	$—	$—	$81,515,008
Exchange-Traded Funds	2,438,117	—	—	2,438,117
Short-Term Investments	4,017,297	—	—	4,017,297
Total	$87,970,422	$—	$—	$87,970,422

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DESSF-PH1
R-080548-2 (1/25)